Expense Example {- Fidelity Strategic Real Return Fund} - 09.30 Fidelity Strategic Real Return Fund Retail PRO-11 - Fidelity Strategic Real Return Fund - Fidelity Strategic Real Return Fund	Nov. 28, 2020 USD ($)
Expense Example:
1 year	$ 77
3 years	261
5 years	466
10 years	$ 1,058